Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Income tax relating to unrealized gains on derivatives designated as cash flow hedges	$ 0	$ 0	$ 0	$ 0
Income tax relating to currency translation adjustments	0	0	0	0
Income tax relating to net change on equity investments	$ 1	$ (1)	$ 1	$ (1)